Note 18 - Restructuring (Details Textual)	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Boulder Diagnostics Inc [Member]
Restructuring and Related Cost, Number of Positions Eliminated	4
Research and Development Expense [Member]
Restructuring Charges	$ 182,000
Write-off Abandoned Equipment [Member]
Restructuring Charges	$ 10,000
Restructuring Charges		$ (6,000)	$ 172,000